Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000016604_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® New Jersey Municipal Income Fund
C000016604_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000016604_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,108
C000016604_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,759
C000016604_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,877
C000016604_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,928
C000016604_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,439
C000016604_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,885
C000016604_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,697
C000016604_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,311
C000016604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,998
C000016604_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,429
C000016604_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New Jersey Enhanced Modified Municipal Bond Index
C000016604_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016604_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,112
C000016604_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,835
C000016604_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,020
C000016604_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,069
C000016604_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,608
C000016604_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,090
C000016604_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,961
C000016604_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,580
C000016604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,227
C000016604_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,628
C000016604_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000016604_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016604_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,978
C000016604_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,535
C000016604_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,654
C000016604_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,559
C000016604_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,125
C000016604_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,364
C000016604_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,295
C000016604_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,779
C000016604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,360
C000016604_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,686
C000016602_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Connecticut Municipal Income Fund
C000016602_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016602_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,934
C000016602_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,357
C000016602_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,441
C000016602_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,363
C000016602_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,823
C000016602_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,105
C000016602_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,100
C000016602_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,508
C000016602_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,061
C000016602_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,459
C000016602_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked
C000016602_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016602_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,896
C000016602_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,406
C000016602_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,548
C000016602_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,506
C000016602_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,123
C000016602_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,299
C000016602_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,405
C000016602_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,848
C000016602_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,330
C000016602_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,788
C000016602_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000016602_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016602_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,978
C000016602_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,535
C000016602_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,654
C000016602_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,559
C000016602_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,125
C000016602_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,364
C000016602_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,295
C000016602_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,779
C000016602_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,360
C000016602_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,686